Stockholders' Equity (Deficit) - Schedule of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Stock [Line Items]
Common stock, reserved for future issuance	1,970,269	4,947,200	4,501,520
Conversion of Series A, B, C, And D Preferred Convertible Stock
Class Of Stock [Line Items]
Common stock, reserved for future issuance		753,687	753,687
Conversion of Series E, F, And G Preferred Redeemable Convertible Stock
Class Of Stock [Line Items]
Common stock, reserved for future issuance		2,327,170	2,305,535
Warrants Issued and Outstanding
Class Of Stock [Line Items]
Common stock, reserved for future issuance	51,003	788,338	809,972
Stock Option Awards Issued and Outstanding
Class Of Stock [Line Items]
Common stock, reserved for future issuance	1,037,267	756,692	505,450
Authorized for Grants under the 2013 Equity Incentive Plan
Class Of Stock [Line Items]
Common stock, reserved for future issuance	481,999	321,313	126,876
Authorized for Grants under the 2016 Equity Incentive Plan
Class Of Stock [Line Items]
Common stock, reserved for future issuance	300,000
Two Thousand And Sixteen Employee Stock Purchase Plan
Class Of Stock [Line Items]
Common stock, reserved for future issuance	100,000